Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Other Accumulated Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 165	$ 423,303	$ (12,872)	$ (1,183)	$ (193,507)		$ 215,906
Balance, shares at Dec. 31, 2008	61,929,895
Exercise of employee stock options	1	371					372
Exercise of employee stock options, shares	214,539
Stock-based compensation expenses related to ASC 718		4,246					4,246
Unrealized gains(losses) on foreign currency cash flow hedges				3,308		3,308	3,308
Net loss					(7,188)	(7,188)	(7,188)
Total comprehensive loss						(3,880)
Balance at Dec. 31, 2009	166	427,920	(12,872)	2,125	(200,695)		216,644
Balance, shares at Dec. 31, 2009	62,144,434
Exercise of employee stock options		114					114
Exercise of employee stock options, shares	116,302
Stock-based compensation expenses related to ASC 718		3,334					3,334
Unrealized gains(losses) on foreign currency cash flow hedges				474		474	474
Net loss					(98,479)	(98,479)	(98,479)
Total comprehensive loss						(98,005)
Balance at Dec. 31, 2010	166	431,368	(12,872)	2,599	(299,174)		122,087
Balance, shares at Dec. 31, 2010	62,260,736
Exercise of employee stock options		9					9
Exercise of employee stock options, shares	118,065
Stock-based compensation expenses related to ASC 718		3,153					3,153
Unrealized gains(losses) on foreign currency cash flow hedges				(5,273)		(5,273)	(5,273)
Net loss					(33,822)	(33,822)	(33,822)
Total comprehensive loss						(39,095)
Balance at Dec. 31, 2011	$ 166	$ 434,530	$ (12,872)	$ (2,674)	$ (332,996)		$ 86,154
Balance, shares at Dec. 31, 2011	62,378,801